DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund
Diamond Hill Small-Mid Cap Fund
Diamond Hill Mid Cap Fund
Diamond Hill Large Cap Fund
Diamond Hill Large Cap Concentrated Fund
Diamond Hill All Cap Select Fund
Diamond Hill Long-Short Fund
Diamond Hill International Fund
Diamond Hill Short Duration Securitized Bond Fund
Diamond Hill Core Bond Fund

Supplement dated June 1, 2022
to the Statement of Additional Information Dated February 28, 2022

The Investment Adviser

The following information is added to The Investment Advisor Section immediately following the table on page 53.

Source: MSCI. Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

The disclosure paragraph regarding Morningstar on page 54 is deleted in its entirety and replaced with the following information.

Diamond Hill Funds are not sponsored, endorsed, sold or promoted by Morningstar, Inc., or any of its affiliated companies (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Diamond Hill Funds or any member of the public regarding the advisability of investing in mutual funds generally or in the Diamond Hill Funds in particular or the ability of the Diamond Hill Funds to track general equity market performance. The Morningstar Entities’ only relationship to Diamond Hill Capital Management is the licensing of certain service marks and service names of Morningstar and of the Morningstar Indexes which is determined, composed and calculated by the Morningstar Entities without regard to Diamond Hill Capital Management or the Diamond Hill Funds. The Morningstar Entities have no obligation to take the needs of Diamond Hill Capital Management or the owners of Diamond Hill Funds into consideration in determining, composing or calculating the Morningstar Indexes. The Morningstar Entities are not responsible for and has not participated in the determination of the prices and amount of the Diamond Hill Funds or the timing of the issuance or sale of the Diamond Hill Funds or in the determination or calculation of the equation by which the Diamond Hill Funds are converted into cash. The Morningstar Entities have no obligation or liability in connection with the administration, marketing or trading of the Diamond Hill Funds.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DIAMOND HILL FUNDS OR ANY DATA INCLUDED THEREIN AND THE MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE MORNINGSTAR ENTITIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY DIAMOND HILL CAPITAL MANAGEMENT, OWNERS OR USERS OF THE DIAMOND HILL FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN. THE MORNINGSTAR ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE MORNINGSTAR ENTITIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The disclosure table regarding portfolio manager holdings on page 55 is deleted in its entirety and replaced with the following information.

Portfolio Manager Holdings

Portfolio managers are encouraged to own shares of the Funds they manage. The following table indicates for each Fund the dollar range of shares beneficially owned by each Fund’s portfolio manager as of December 31, 2021.

Dollar Range of Shares in the Fund
Fund	Portfolio Manager (PM) / Assistant Portfolio Manager (APM)		$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Small Cap Fund	Aaron Monroe	PM						X
	Christopher Welch	PM						X
Small-Mid Cap Fund	Christopher Welch	PM						X
Mid Cap Fund	Christopher Welch	PM						X
	Christopher Bingaman	APM				X
Large Cap Fund	Charles Bath	PM						X
	Austin Hawley	PM						X
Large Cap Concentrated Fund	Charles Bath	PM						X
	Austin Hawley	PM						X
All Cap Select Fund	Austin Hawley	PM						X
	Richard Snowdon	PM						X
Long-Short Fund	Christopher Bingaman	PM						X
	Nathan Palmer	PM						X
	Charles Bath	APM						X
International Fund	Grady Burkett	PM						X
	Krishna Mohanraj	PM					X
Short Duration Securitized Bond Fund	Henry Song	PM						X
	Mark Jackson	PM						X
Core Bond Fund	Henry Song	PM				X
	Mark Jackson	PM				X

Trustees and Officers

At a meeting held May 19, 2022, the Board of Trustees of Diamond Hill Funds (the “Trust”) appointed Anthony J. Ghoston as a Trustee of the Trust.

In addition, the Board of Trustees appointed the following Trustees to serve as chairpersons effective June 1, 2022.

Chairperson of the Board of Trustees Tamara Fagely
Chairperson of the Audit Committee Jody Foster
Chairperson of the Nominating & Governance Committee Nancy Morris

All references to specific individuals as Chairpersons within this Statement of Additional Information shall be replaced with the above referenced individuals. On page 59, the table listing each Trustee of the Trust, is deleted in its entirety and replaced with the following information.

The names of the Trustees and officers of the Trust are shown below. Each Trustee is an independent and non-interested Trustee as defined in the 1940 Act.
Trustees

Name and Age	Position Held	Year First Elected a Trustee of the Funds[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee [2]
Tamara L. Fagely Year of Birth: 1958	Chair Trustee	Since June 2022 Since November 2014	Retired, January 2014 to present; Chief Operations Officer, Hartford Funds, 2012 to 2013; Chief Financial Officer, Hartford Funds, 2010 to 2012; Treasurer, Hartford Funds, 2001 to 2012	10	Allianz Variable Insurance Products Trust and Allianz Variable Insurance Products Fund of Funds Trust, December 2017 to present; AIM ETF Products Trust, February 2020 to present
Jody T. Foster Year of Birth: 1969	Trustee	Since February 2022	Chief Executive Officer, Symphony Consulting, 2010 to present	10	Hussman Investment Trust, June 2016 to present; Forum CRE Income Fund, April 2021 to January 2022
Anthony J. Ghoston Year of Birth: 1959	Trustee	Since May 2022	Chief Executive Officer and President, Informational Resource Consulting, 2020 to present; President, Chief Operating Officer and Chief Compliance Officer, Dividend Assets Capital, LLC, 2010 to 2020	10	None
John T. Kelly-Jones Year of Birth: 1960	Trustee	Since May 2019	Retired, December 2017 to present; Partner, COO and CCO, Independent Franchise Partners, LLP, June 2009 to November 2017	10	None
D'Ray Moore Year of Birth: 1959	Trustee	Since August 2007	Retired, Community Volunteer, November 2001 to present	10	Advisers Investment Trust, July 2011 to present
	Chair	February 2014 to May 2022
Nancy M. Morris Year of Birth: 1952	Trustee	Since May 2019	Retired, August 2018 to present; Chief Compliance Officer, Wellington Management Company LLP, April 2012 to July 2018	10	The Arbitrage Funds, December 2018 to present; AltShares Trust, January 2020 to present

1 Each Trustee is appointed to serve in accordance with the Declaration of Trust and Bylaws of the Trust until their resignation, removal or retirement. Trustees have a 15-year term limit. The term for D'Ray Moore will expire in the third quarter of 2022. Each Officer is elected by the Trustees for a renewable 1-year term to serve the Trust or until their resignation, removal or retirement. The address for all Trustees and Officers is 325 John H. McConnell Blvd., Suite 200, Columbus, OH 43215.
2 This includes all directorships (other than those in the Trust) that are held by each Trustee as a director of a public company or a registered investment company in the last 5 years.

OTHER INFORMATION CONCERNING THE BOARD OF TRUSTEES

The following information is added to the section titled Trustee Attributes on page 63.

Anthony J. Ghoston is the founder and President of Informational Resources Consulting since 2020. He has focused on partnering with advisors to develop industry-leading investment operations. His experience also includes roles as CEO, President, Director, Chief Compliance Officer and Chief Operating Officer with a registered investment adviser and a fund administration service provider. In addition, Mr. Ghoston has management experience in finance, risk management and controls. Mr. Ghoston brings a detailed knowledge of investment management, mutual fund industry and financial expertise to the Board.

The diversity statistics of the Trustees on page 64 is replaced in its entirety with the table below.

Board Diversity Matrix
	Female	Male	Non-Binary
Part I: Gender Identity
Trustees	4	2
Part II: Demographic Background
African American or Black		1
Alaskan Native or Native American
Asian
Hispanic or Latinx
Native Hawaiian or Pacific Islander
White	4	1
Two or More Races or Ethnicities
LGBTQ+

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